Financial instruments - Disclosure of Financial Liabilities at Amortized Cost (Details) - Financial liabilities at amortized cost - CHF (SFr) SFr in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	SFr 14,848	SFr 12,765
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	4,862	2,800
Accrued project costs and royalties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,410	1,972
Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	6,039	7,218
Other non-employee related accrued expenses
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	SFr 537	SFr 775